Property, plant and equipment - Schedule of Impairment Testing to Reasonably Possible Changes in Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Zegna segment DOSs
Disclosure of information for cash-generating units [line items]
Headroom	€ (4,129)	€ (4,150)
Revenues CAGR (%) vs. current year	(7.00%)	6.70%
WACC +100 bps	(4,484,000,000)	(4,734,000,000)
Revenues -250 bps	(4,850,000,000)	(5,084,000,000)
Growth rate -50 bps	(4,186,000,000)	(4,262,000,000)
Zegna segment DOSs | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	8.06%	8.05%
Growth rate (%)	1.50%	1.00%
Zegna segment DOSs | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	14.31%	14.09%
Growth rate (%)	4.00%	4.00%
Thom Browne segment DOSs
Disclosure of information for cash-generating units [line items]
Headroom	€ (495)	€ (2,957)
Revenues CAGR (%) vs. current year	24.50%	11.10%
WACC +100 bps	605,000,000	3,032,000,000
Revenues -250 bps	(688,000,000)	(3,614,000,000)
Growth rate -50 bps	(513,000,000)	(2,969,000,000)
Thom Browne segment DOSs | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	10.32%	10.66%
Growth rate (%)	2.00%	2.50%
Thom Browne segment DOSs | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	14.15%	13.06%
Growth rate (%)	3.00%	3.00%
TFI Group
Disclosure of information for cash-generating units [line items]
Headroom	€ (10,415)	€ (4,089)
Revenues CAGR (%) vs. current year	12.10%	16.90%
WACC +100 bps	10,654,000,000	4,323,000,000
Revenues -250 bps	(11,438,000,000)	(4,620,000,000)
Growth rate -50 bps	(10,433,000,000)	(4,140,000,000)
TFI Group | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	9.52%	8.45%
Growth rate (%)	2.00%	2.00%
TFI Group | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	13.66%	13.14%
Growth rate (%)	3.00%	3.00%